Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.57%
Advertising–1.89%
Trade Desk, Inc. (The), Class A(b)	187,666	$14,666,098
Aerospace & Defense–4.60%
Axon Enterprise, Inc.(b)	32,941	6,554,930
Howmet Aerospace, Inc.	262,866	12,157,552
TransDigm Group, Inc.	19,997	16,860,071
		35,572,553
Application Software–13.38%
Cadence Design Systems, Inc.(b)	27,640	6,476,052
Datadog, Inc., Class A(b)(c)	129,000	11,750,610
Fair Isaac Corp.(b)	10,724	9,314,116
Guidewire Software, Inc.(b)	74,983	6,748,470
HubSpot, Inc.(b)(c)	33,285	16,392,863
Manhattan Associates, Inc.(b)	95,449	18,866,449
Procore Technologies, Inc.(b)	120,223	7,852,966
Samsara, Inc., Class A(b)	311,558	7,854,377
Synopsys, Inc.(b)	39,962	18,341,359
		103,597,262
Asset Management & Custody Banks–2.68%
Ares Management Corp., Class A	119,558	12,298,932
KKR & Co., Inc., Class A	136,770	8,425,032
		20,723,964
Automotive Parts & Equipment–1.41%
Aptiv PLC(b)	63,212	6,232,071
Mobileye Global, Inc., Class A (Israel)(b)(c)	111,973	4,652,478
		10,884,549
Automotive Retail–1.51%
O’Reilly Automotive, Inc.(b)	12,838	11,667,945
Biotechnology–1.86%
argenx SE, ADR (Netherlands)(b)	9,390	4,616,406
Exact Sciences Corp.(b)(c)	89,439	6,101,529
Natera, Inc.(b)	82,878	3,667,351
		14,385,286
Building Products–2.20%
Owens Corning	52,197	7,120,193
Trane Technologies PLC	48,774	9,896,732
		17,016,925
Cargo Ground Transportation–3.02%
Old Dominion Freight Line, Inc.	37,903	15,507,633
Saia, Inc.(b)	19,643	7,830,682
		23,338,315
Casinos & Gaming–1.11%
DraftKings, Inc., Class A(b)(c)	291,913	8,593,919
Coal & Consumable Fuels–0.85%
Cameco Corp. (Canada)	166,769	6,610,723
Shares		Value
Construction & Engineering–3.99%
Comfort Systems USA, Inc.	57,823	$9,853,617
EMCOR Group, Inc.	20,187	4,247,143
Quanta Services, Inc.	89,698	16,779,805
		30,880,565
Construction Materials–1.82%
Eagle Materials, Inc.(c)	32,165	5,356,116
Vulcan Materials Co.	43,032	8,693,324
		14,049,440
Copper–0.40%
Freeport-McMoRan, Inc.	82,496	3,076,276
Electrical Components & Equipment–2.09%
AMETEK, Inc.	67,219	9,932,279
Vertiv Holdings Co.	168,358	6,262,918
		16,195,197
Environmental & Facilities Services–0.90%
Clean Harbors, Inc.(b)	41,675	6,974,728
Financial Exchanges & Data–1.57%
MSCI, Inc.	23,677	12,148,195
Footwear–1.66%
Deckers Outdoor Corp.(b)	16,917	8,696,860
On Holding AG, Class A (Switzerland)(b)	148,030	4,118,195
		12,815,055
Health Care Distributors–1.31%
Cencora, Inc.(c)	56,486	10,165,785
Health Care Equipment–4.75%
DexCom, Inc.(b)	133,566	12,461,708
IDEXX Laboratories, Inc.(b)	30,783	13,460,482
Penumbra, Inc.(b)(c)	19,010	4,598,709
Shockwave Medical, Inc.(b)	31,485	6,268,664
		36,789,563
Health Care Facilities–2.23%
Encompass Health Corp.	146,148	9,815,300
Tenet Healthcare Corp.(b)	113,054	7,449,128
		17,264,428
Health Care Supplies–1.63%
Align Technology, Inc.(b)	18,281	5,581,555
Cooper Cos., Inc. (The)	22,170	7,050,282
		12,631,837
Homebuilding–2.20%
D.R. Horton, Inc.	99,501	10,693,372
TopBuild Corp.(b)	25,293	6,363,719
		17,057,091
Hotels, Resorts & Cruise Lines–0.99%
Hilton Worldwide Holdings, Inc.	50,874	7,640,257
Industrial Machinery & Supplies & Components–3.23%
Ingersoll Rand, Inc.	102,964	6,560,866

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Shares		Value
Industrial Machinery & Supplies & Components–(continued)
Lincoln Electric Holdings, Inc.(c)	45,690	$8,305,985
Parker-Hannifin Corp.	26,051	10,147,386
		25,014,237
Insurance Brokers–1.41%
Arthur J. Gallagher & Co.	47,987	10,937,677
Internet Services & Infrastructure–1.80%
MongoDB, Inc.(b)	40,393	13,970,323
IT Consulting & Other Services–0.99%
Globant S.A.(b)(c)	38,683	7,653,432
Life Sciences Tools & Services–3.82%
Bruker Corp.	87,891	5,475,609
ICON PLC(b)	41,139	10,130,479
West Pharmaceutical Services, Inc.	37,268	13,983,326
		29,589,414
Movies & Entertainment–0.86%
Liberty Media Corp.-Liberty Formula One(b)	107,391	6,690,459
Oil & Gas Equipment & Services–1.45%
TechnipFMC PLC (United Kingdom)	552,988	11,247,776
Oil & Gas Exploration & Production–1.38%
Diamondback Energy, Inc.	68,718	10,643,044
Oil & Gas Storage & Transportation–1.28%
Targa Resources Corp.	115,537	9,903,832
Packaged Foods & Meats–0.75%
Lamb Weston Holdings, Inc.	63,014	5,826,274
Personal Care Products–0.59%
e.l.f. Beauty, Inc.(b)(c)	41,826	4,593,750
Property & Casualty Insurance–0.84%
Kinsale Capital Group, Inc.	15,610	6,464,569
Real Estate Services–1.02%
CoStar Group, Inc.(b)	102,950	7,915,826
Reinsurance–0.90%
Everest Group Ltd.	18,808	6,990,369
Research & Consulting Services–0.88%
KBR, Inc.	115,014	6,778,925
Restaurants–1.76%
Chipotle Mexican Grill, Inc.(b)(c)	4,250	7,785,277
DoorDash, Inc., Class A(b)	73,893	5,872,277
		13,657,554
Semiconductor Materials & Equipment–1.01%
Entegris, Inc.	82,877	7,782,979
Shares		Value
Semiconductors–5.47%
First Solar, Inc.(b)	42,697	$6,899,408
Lattice Semiconductor Corp.(b)	160,698	13,808,779
MACOM Technology Solutions Holdings, Inc.(b)(c)	97,504	7,954,377
Monolithic Power Systems, Inc.(c)	17,094	7,897,428
ON Semiconductor Corp.(b)	62,505	5,809,840
		42,369,832
Soft Drinks & Non-alcoholic Beverages–1.03%
Celsius Holdings, Inc.(b)(c)	46,582	7,993,471
Systems Software–2.44%
CrowdStrike Holdings, Inc., Class A(b)	36,380	6,089,284
Gitlab, Inc., Class A(b)	136,173	6,157,743
Monday.com Ltd.(b)	41,526	6,611,770
		18,858,797
Trading Companies & Distributors–2.12%
United Rentals, Inc.	18,335	8,151,191
W.W. Grainger, Inc.	11,926	8,250,884
		16,402,075
Transaction & Payment Processing Services–1.49%
FleetCor Technologies, Inc.(b)	45,098	11,515,323
Total Common Stocks & Other Equity Interests (Cost $652,540,008)		747,545,894
Money Market Funds–3.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	8,449,716	8,449,716
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	5,757,440	5,758,591
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	9,656,819	9,656,819
Total Money Market Funds (Cost $23,864,733)		23,865,126
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.65% (Cost $676,404,741)		771,411,020
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.56%
Invesco Private Government Fund, 5.30%(d)(e)(f)	14,212,200	14,212,200
Invesco Private Prime Fund, 5.51%(d)(e)(f)	36,545,655	36,545,655
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,759,215)		50,757,855
TOTAL INVESTMENTS IN SECURITIES–106.21% (Cost $727,163,956)		822,168,875
OTHER ASSETS LESS LIABILITIES—(6.21)%		(48,059,135)
NET ASSETS–100.00%		$774,109,740
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,288,866	$105,212,198	$(99,051,348)	$-	$-	$8,449,716	$239,358
Invesco Liquid Assets Portfolio, Institutional Class	1,357,638	75,151,571	(70,750,963)	(179)	524	5,758,591	164,708
Invesco Treasury Portfolio, Institutional Class	2,615,846	120,242,513	(113,201,540)	-	-	9,656,819	273,142
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,276,162	222,088,684	(224,152,646)	-	-	14,212,200	403,615*
Invesco Private Prime Fund	41,852,987	465,702,167	(470,998,132)	(2,197)	(9,170)	36,545,655	1,106,069*
Total	$64,391,499	$988,397,133	$(978,154,629)	$(2,376)	$(8,646)	$74,622,981	$2,186,892

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$747,545,894	$—	$—	$747,545,894
Money Market Funds	23,865,126	50,757,855	—	74,622,981
Total Investments	$771,411,020	$50,757,855	$—	$822,168,875
Invesco V.I. Discovery Mid Cap Growth Fund